Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
Commitments and Contingencies

35. COMMITMENTS AND CONTINGENCIES
A) Commitments
Cenovus has entered into various commitments in the normal course of operations. Commitments that have original maturities less than one year are excluded from the table below. Future payments for the Company’s commitments are below:

As at December 31, 2024	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	2,122	1,947	1,921	1,904	1,815	14,551	24,260
Product Purchases	14	—	—	—	—	—	14
Real Estate	63	63	61	59	63	532	841
Obligation to Fund HCML	104	105	98	56	44	105	512
Other Long-Term Commitments	411	191	187	158	117	589	1,653
Total Commitments	2,714	2,306	2,267	2,177	2,039	15,777	27,280

As at December 31, 2023	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	2,018	1,927	1,680	1,663	1,641	15,738	24,667
Product Purchases	617	—	—	—	—	—	617
Real Estate	57	57	59	63	58	604	898
Obligation to Fund HCML	94	94	94	89	52	90	513
Other Long-Term Commitments	417	194	184	175	166	965	2,101
Total Commitments	3,203	2,272	2,017	1,990	1,917	17,397	28,796
(1)Includes transportation commitments that are subject to regulatory approval or were approved but are not yet in service of $854 million (December 31, 2023 – $13.0 billion). Terms are up to 20 years on commencement.
(2)As at December 31, 2024, includes $1.8 billion related to transportation and storage commitments with HMLP (December 31, 2023 – $2.1 billion).
There were outstanding letters of credit aggregating to $355 million (December 31, 2023 – $364 million) issued as security for financial and performance conditions under certain contracts.
B) Contingencies
Legal Proceedings
Cenovus is involved in a limited number of legal claims associated with the normal course of operations. Cenovus believes that any liabilities that might arise from such matters, to the extent not provided for, are not likely to have a material effect on its Consolidated Financial Statements.
Income Tax Matters
The tax regulations and legislation and interpretations thereof in the various jurisdictions in which Cenovus operates are continually changing. As a result, there are usually a number of tax matters under review. Management believes that the provision for taxes is adequate.